Audit fees	12 Months Ended
Dec. 31, 2025
Disclosure Of Audit Fees [Abstract]
Audit fees	Audit fees

	2025	2024	2023
Financial Statement audit fees	3,509	3,335	2,876
Other fees, including tax services	882	279	462
	4,391	3,614	3,338
Financial Statements audit fees consist of fees for the audit of our annual financial statements and other professional services provided in connection with the statutory and regulatory filings or engagements, including fees for the review of our interim financial information.
Other fees, including tax services, include fees for review of our current and historical financial information included in our SEC registration statements and prospectus for the listing in Sweden, fees for tax compliance, tax advice, tax planning, and other services.